TRADE RECEIVABLES (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 6,960.4	R$ 6,871.9
Bad debt provision	(837.0)	(839.9)
Trade receivables, net	6,123.4	6,032.0
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	5,242.4	5,388.1
Bad debt provision
Trade receivables, net	5,242.4	5,388.1
Less Than One Month [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	750.8	397.2
Bad debt provision
Trade receivables, net	750.8	397.2
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	107.8	189.9
Bad debt provision
Trade receivables, net	107.8	189.9
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	22.4	58.8
Bad debt provision		(2.0)
Trade receivables, net	22.4	56.8
Later Than Three Months And Less Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	32.2	70.2
Bad debt provision	(32.2)	(70.2)
Trade receivables, net
Later Than Six Months And Less Than 12 Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	24.9	77.1
Bad debt provision	(24.9)	(77.1)
Trade receivables, net
Later Than A Year [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	779.9	690.6
Bad debt provision	(779.9)	(690.6)
Trade receivables, net